FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of components of fixed assets
	December 31,
	2014	2015

Media display equipment	$11,733,704	$15,642,153
Wi-Fi equipment	164,077	6,530,020
Computers and office equipment	3,636,351	4,704,191
Motor vehicles	659,494	596,989
Leasehold improvements	2,314,882	2,870,695

Sub-total	18,508,508	30,344,048
Less: accumulated depreciation and amortization	(14,114,608)	(13,524,510)

	$4,393,900	$16,819,538